Putnam New York Tax Exempt Income Fund
The fund's portfolio
8/31/20 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.09% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.7%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.0%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/37	A+/F	$4,635,000	$5,325,939
4.00%, 10/1/35	A+/F	4,280,000	4,956,069

			10,282,008
District of Columbia (1.2%)
Metro. Washington, Arpt. Auth. Rev. Bonds, (Arpt. Syst.), Ser. A, 5.00%, 10/1/44	Aa3	10,000,000	12,236,000

			12,236,000
Guam (0.3%)
Territory of GU, Dept. of Ed. COP, (John F. Kennedy High School), Ser. A, 6.875%, 12/1/40	B+	500,000	504,295
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
U.S. Govt. Coll., 5.50%, 10/1/40 (Prerefunded 10/1/20)	Baa2	1,300,000	1,305,629
5.00%, 10/1/34	Baa2	700,000	737,093

			2,547,017
Nebraska (0.4%)
Central Plains Energy Project Gas Supply Mandatory Put Bonds (8/1/25), 4.00%, 12/1/49	Aa2	3,500,000	4,045,335

			4,045,335
New York (97.3%)
Albany, Cap. Resource Corp. Rev. Bonds
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/33	BBB+	325,000	347,227
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/32	BBB+	495,000	530,318
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/32	A	265,000	295,772
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/31	BBB+	115,000	123,584
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/31	A	1,150,000	1,289,300
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/30	BBB+	250,000	269,733
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/30	A	700,000	788,711
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/29	A	590,000	667,426
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/25	A	580,000	654,890
(Empire Commons Student Hsg., Inc), 5.00%, 5/1/22	A	215,000	224,957
Brookhaven, Local Dev. Corp. Rev. Bonds, (Jeffersons Ferry), 5.25%, 11/1/36	BBB+/F	1,200,000	1,309,212
Broome Cnty., Local Dev. Corp. Rev. Bonds, (United Hlth. Svcs. Hosp. Oblig. Group), AGM
4.00%, 4/1/50	AA	1,300,000	1,494,298
4.00%, 4/1/40	AA	1,350,000	1,569,240
4.00%, 4/1/39	AA	1,295,000	1,511,032
4.00%, 4/1/38	AA	1,185,000	1,388,228
4.00%, 4/1/34	AA	1,000,000	1,194,400
Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Catholic Hlth. Syst. Oblig. Group), 5.25%, 7/1/35	Baa2	1,000,000	1,141,620
(Orchard Park), 5.00%, 11/15/37	BBB-/F	4,470,000	4,682,102
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB	2,000,000	2,181,420
(Orchard Park), 5.00%, 11/15/30	BBB-/F	500,000	534,630
Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds
5.00%, 1/1/42	A+	2,250,000	2,682,248
(Toll Bridge Syst.), 5.00%, 1/1/25	A+	400,000	477,572
(Toll Bridge Syst.), 5.00%, 1/1/24	A+	250,000	288,243
Build NY City Resource Corp. Rev. Bonds
(Manhattan College), 5.00%, 8/1/47	A-	1,000,000	1,139,500
(YMCA of Greater NY), 5.00%, 8/1/40	A-	2,050,000	2,266,562
5.00%, 7/1/40	A+	3,175,000	3,539,014
(Q Student Residences, LLC), Ser. A, 5.00%, 6/1/38	Aa2	2,850,000	3,292,491
(South Bronx Charter School for Intl. Cultures & the Arts), Ser. A, 5.00%, 4/15/33	BB+	2,000,000	2,050,180
(Bronx Charter School for Excellence), Ser. A, 5.00%, 4/1/33	BBB-	620,000	653,195
(YMCA of Greater NY), 5.00%, 8/1/32 (Prerefunded 8/1/22)	A-	1,740,000	1,897,000
(Children's Aid Society (The)), 4.00%, 7/1/49	A+	1,000,000	1,121,760
(Children's Aid Society (The)), 4.00%, 7/1/44	A+	450,000	509,837
(Children's Aid Society (The)), 4.00%, 7/1/38	A+	290,000	335,153
(Children's Aid Society (The)), 4.00%, 7/1/36	A+	125,000	145,424
Build NY City Resource Corp. 144A Rev. Bonds, (Inwood Academy Leadership Charter School), Ser. A, 5.125%, 5/1/38	BB/P	1,100,000	1,174,943
Build NY City Resource Corp. Solid Waste Disp. 144A Rev. Bonds, (Pratt Paper NY, Inc.), 5.00%, 1/1/35	B+/P	1,750,000	1,872,710
Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Anderson Ctr. Svcs., Inc.), 6.00%, 10/1/30	BB+	2,780,000	2,784,309
(Culinary Inst. of America (The)), 5.00%, 7/1/35	Baa2	155,000	169,491
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	740,000	815,872
(Nuvance Health Oblig. Group), Ser. B, 4.00%, 7/1/49	A-	2,250,000	2,449,328
Erie Cnty., Fiscal Stability Auth. Rev. Bonds, (Sales Tax & State Aid), Ser. D
5.00%, 9/1/39	Aa1	515,000	641,772
5.00%, 9/1/38	Aa1	1,500,000	1,878,150
5.00%, 9/1/37	Aa1	1,000,000	1,252,940
5.00%, 9/1/36	Aa1	1,500,000	1,884,450
5.00%, 9/1/35	Aa1	1,250,000	1,575,825
Geneva, Dev. Corp. Rev. Bonds, (Hobart & William Smith Colleges)
5.25%, 9/1/44	A-	2,000,000	2,131,000
5.00%, 9/1/32	A-	2,000,000	2,099,560
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero % (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	557,046
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5.00%, 7/1/48	BBB	1,000,000	1,124,630
(Hofstra U.), 5.00%, 7/1/47	A2	1,000,000	1,160,970
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,462,150
(Molloy College), 5.00%, 7/1/43	BBB	1,025,000	1,159,060
(Hofstra U.), 5.00%, 7/1/42	A2	1,200,000	1,402,548
(Molloy College), 5.00%, 7/1/38	BBB	865,000	991,264
(Molloy College), 5.00%, 7/1/38	BBB	480,000	541,973
(Molloy College), 5.00%, 7/1/37	BBB	315,000	356,533
(Adelphi U.), 5.00%, 2/1/34	A-	200,000	237,434
(Adelphi U.), 5.00%, 2/1/33	A-	205,000	244,335
(Adelphi U.), 5.00%, 2/1/32	A-	230,000	275,791
(Adelphi U.), 5.00%, 2/1/31	A-	200,000	241,286
(Adelphi U.), 5.00%, 2/1/30	A-	155,000	188,114
(Hofstra U.), 5.00%, 7/1/28	A2	650,000	669,806
(Adelphi U.), 4.00%, 2/1/39	A-	1,000,000	1,083,540
Hudson Yards Infrastructure Corp. Rev. Bonds, Ser. A, 5.75%, 2/15/47	Aa2	1,180,000	1,207,376
Liberty, Dev. Corp. Rev. Bonds, (Goldman Sachs Headquarters)
5.50%, 10/1/37	A3	4,010,000	5,820,154
5.25%, 10/1/35	A3	4,000,000	5,582,440
Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
Ser. B, 5.00%, 9/1/46	A2	2,500,000	2,985,150
Ser. B, 5.00%, 9/1/45	A2	2,000,000	2,329,200
Ser. A, 5.00%, 9/1/44	A2	8,500,000	9,751,710
5.00%, 9/1/42	A2	2,000,000	2,427,920
Ser. B, 5.00%, 9/1/41	A2	5,250,000	6,278,738
Ser. A, 5.00%, 9/1/39	A2	8,800,000	10,114,544
5.00%, 9/1/37	A2	1,000,000	1,228,100
5.00%, 9/1/36	A2	1,000,000	1,230,630
Ser. B, 5.00%, 9/1/36	A2	1,500,000	1,807,275
5.00%, 9/1/35	A2	1,000,000	1,237,130
5.00%, 9/1/34	A2	1,000,000	1,241,520
5.00%, 9/1/33	A2	500,000	622,510
Ser. A, 4.00%, 9/1/38	A2	8,000,000	9,299,680
AGM, zero %, 6/1/28	AA	2,510,000	2,253,051
Metro. Trans. Auth. Rev. Bonds
(Green Bonds), Ser. C, BAM, 5.00%, 11/15/42	AA	10,000,000	12,276,700
Ser. C, 5.00%, 11/15/41	A2	3,305,000	3,407,885
Ser. D, 5.00%, 11/15/38	A2	4,070,000	4,265,686
Ser. B, 5.00%, 11/15/33	A2	5,220,000	5,704,625
Ser. D-1, 5.00%, 11/15/33	A2	960,000	1,023,283
Ser. D, 4.00%, 11/15/42	A2	10,000,000	10,129,700
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 0.54%, 11/1/26	AA	4,425,000	4,259,240
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5.25%, 11/15/34	AA	5,600,000	6,624,296
(Green Bonds), Ser. B-1, 5.00%, 11/15/36	AA	3,500,000	4,077,955
(Green Bonds), Ser. B-1, 5.00%, 11/15/34	AA	3,500,000	4,103,295
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A2	9,500,000	9,979,750
Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), 5.00%, 12/1/46	A-	3,000,000	3,451,470
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	A-	2,000,000	2,130,780
(Rochester Gen. Hosp.), 5.00%, 12/1/35	A-	600,000	700,926
(U. of Rochester), Ser. A, 5.00%, 7/1/33	Aa3	1,000,000	1,163,980
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	A-	1,250,000	1,339,125
(St. John Fisher College), Ser. A, 5.00%, 6/1/29	A-	800,000	881,744
(U. of Rochester), 4.00%, 7/1/50	Aa3	3,500,000	4,051,215
(U. of Rochester), Ser. C, 4.00%, 7/1/37	Aa3	2,700,000	3,076,299
(U. of Rochester), Ser. C, 4.00%, 7/1/36	Aa3	850,000	971,176
(U. of Rochester), Ser. D, 4.00%, 7/1/36	Aa3	750,000	856,920
(U. of Rochester), Ser. C, 4.00%, 7/1/35	Aa3	1,000,000	1,146,520
(U. of Rochester), Ser. D, 4.00%, 7/1/34	Aa3	1,000,000	1,150,330
(U. of Rochester), Ser. C, 4.00%, 7/1/33	Aa3	1,500,000	1,729,875
(U. of Rochester), Ser. C, 4.00%, 7/1/32	Aa3	1,600,000	1,853,616
(U. of Rochester), Ser. D, 4.00%, 7/1/32	Aa3	1,000,000	1,158,510
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds, (True North Rochester Prep Charter School)
5.00%, 6/1/59	Baa3	1,075,000	1,232,982
5.00%, 6/1/50	Baa3	1,260,000	1,454,846
Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Communities Hosp.), 5.00%, 7/1/37	Baa2	2,050,000	2,160,311
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/33	A-	1,355,000	1,513,671
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/32	A-	1,500,000	1,680,090
(South Nassau Communities Hosp.), 5.00%, 7/1/27	Baa2	1,255,000	1,341,156
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	B-	5,640,000	5,640,451
New Rochelle, Corp. Local Dev. Rev. Bonds, (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	376,562
Niagara Area Dev. Corp. Solid Waste Disp. Fac. 144A Rev. Bonds, (Covanta Holding Corp.), Ser. A, 4.75%, 11/1/42	B1	5,000,000	5,170,900
Niagara Falls, Rev. Bonds, Ser. A, BAM, 4.00%, 10/1/44	AA	500,000	532,475
Niagara Frontier Trans. Auth. Rev. Bonds, (Buffalo Niagara Intl. Arpt.), Ser. A
5.00%, 4/1/39	A3	1,040,000	1,258,296
5.00%, 4/1/37	A3	1,000,000	1,217,000
5.00%, 4/1/35	A3	200,000	245,274
5.00%, 4/1/28	A3	2,560,000	2,887,270
5.00%, 4/1/27	A3	875,000	988,496
5.00%, 4/1/24	A3	2,000,000	2,266,180
NY City, G.O. Bonds
Ser. F-1, 5.00%, 4/1/43	Aa1	9,440,000	11,402,576
Ser. E-1, 5.00%, 3/1/39	Aa1	5,000,000	6,090,800
Ser. B-1, 5.00%, 12/1/35	Aa1	2,000,000	2,421,760
Ser. E, 5.00%, 8/1/34	Aa1	6,360,000	7,661,765
Ser. D-1, 4.00%, 3/1/50	Aa1	5,170,000	5,927,612
Ser. D-1, 4.00%, 3/1/44	Aa1	2,330,000	2,693,037
Ser. D-1, 4.00%, 3/1/42	Aa1	3,000,000	3,482,010
Ser. A, 4.00%, 8/1/40	Aa1	10,000,000	11,563,500
NY City, VRDN
Ser. I-8, 0.03%, 4/1/36	VMIG 1	5,655,000	5,655,000
Ser. I-2, 0.02%, 3/1/40	VMIG 1	5,650,000	5,650,000
NY City, Hsg. Dev. Corp. Rev. Bonds
(Sustainable Neighborhoods) Ser. A-1, 4.15%, 11/1/38(T)	Aa2	25,000,000	27,905,452
(Multi-Fam. Hsg.), Ser. H-2-A, 4.40%, 5/1/31	AA+	4,000,000	4,073,920
NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium), AGC, 7.00%, 3/1/49	AA	1,000,000	1,005,540
(Queens Baseball Stadium), AMBAC, 5.00%, 1/1/24	Baa3	3,500,000	3,500,700
NY City, Indl. Dev. Agcy. Arpt. Fac. Rev. Bonds, (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB+	1,500,000	1,578,300
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5.00%, 6/15/47	Aa1	5,365,000	5,984,979
(2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	12,460,000	14,632,526
(2nd Gen. Resolution), Ser. BB, 5.00%, 6/15/46	Aa1	2,500,000	2,790,375
Ser. AA, 4.00%, 6/15/40	Aa1	6,000,000	7,092,780
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 0.02%, 6/15/43	VMIG 1	9,600,000	9,600,000
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. A-1, 5.00%, 8/1/42	AAA	5,000,000	6,135,300
Ser. C-1, 5.00%, 5/1/41	AAA	2,000,000	2,580,760
Ser. E-1, 5.00%, 2/1/41	AAA	5,200,000	6,028,204
Ser. B-1, 5.00%, 8/1/40	AAA	6,575,000	7,941,482
Ser. B-1, 5.00%, 8/1/39	AAA	3,660,000	4,211,123
Ser. E-1, 5.00%, 2/1/39	AAA	9,000,000	10,746,900
Ser. B-1, 5.00%, 8/1/38	AAA	5,000,000	6,055,000
Ser. A-1, 5.00%, 5/1/37	AAA	1,000,000	1,205,600
Ser. A-1, 5.00%, 5/1/36	AAA	3,585,000	4,330,823
Ser. A2, 5.00%, 5/1/35	AAA	5,855,000	7,471,624
Ser. E-1, 5.00%, 2/1/31	AAA	2,600,000	3,162,380
Ser. C-1, 4.00%, 5/1/39	AAA	2,250,000	2,649,668
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5.00%, 7/15/43	Aa2	6,500,000	7,683,325
Ser. S-1, 5.00%, 7/15/40	Aa2	4,550,000	5,270,402
Ser. S-2, 5.00%, 7/15/40	Aa2	8,110,000	9,536,873
Ser. S-1, 5.00%, 7/15/37	Aa2	7,500,000	8,081,700
Ser. S-2A, 5.00%, 7/15/36	Aa2	3,250,000	4,034,973
Ser. S-3A, 5.00%, 7/15/34	Aa2	4,250,000	5,320,108
NY City, Trust for Cultural Resources Rev. Bonds
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/42 (Prerefunded 8/1/23)	A1	1,915,000	2,179,519
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/38 (Prerefunded 8/1/23)	A1	1,250,000	1,422,663
(Lincoln Ctr. for the Performing Arts, Inc.), 5.00%, 12/1/31	A	3,800,000	4,962,534
(Whitney Museum of American Art), 5.00%, 7/1/31	A+	2,000,000	2,024,020
(Lincoln Ctr. for the Performing Arts, Inc.), 4.00%, 12/1/35	A	1,000,000	1,172,190
(Lincoln Ctr. for the Performing Arts, Inc.), 4.00%, 12/1/34	A	1,000,000	1,178,040
(Lincoln Ctr. for the Performing Arts, Inc.), 4.00%, 12/1/33	A	2,750,000	3,251,298
NY Counties, Tobacco Trust II Rev. Bonds, (Tobacco Settlement Pass Through), 5.75%, 6/1/43	BBB	840,000	840,966
NY Counties, Tobacco Trust III Rev. Bonds, (Tobacco Settlement Pass Through), 6.00%, 6/1/43	A3	50,000	50,090
NY Counties, Tobacco Trust IV Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A, 5.00%, 6/1/38	B-	7,250,000	7,298,720
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through)
Ser. A-2B, 5.00%, 6/1/51	BB+/P	3,300,000	3,402,729
Ser. B, 5.00%, 6/1/41	BBB+	250,000	276,760
Ser. B, 5.00%, 6/1/36	A-	265,000	296,787
NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee)
5.00%, 11/15/45	Aa3	3,000,000	3,286,320
zero %, 11/15/50	Aa3	7,000,000	2,504,390
NY State Dorm. Auth. Rev. Bonds
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/40	Aa2	6,000,000	8,748,540
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/31	Aa2	6,170,000	8,163,897
Ser. E, 5.00%, 3/15/38	Aa1	10,000,000	12,520,000
NY State Dorm. Auth. Non-State Supported Debt Mandatory Put Bonds (5/1/26), (Northwell Hlth. Oblig. Group), Ser. B-3, 5.00%, 5/1/48	A3	2,000,000	2,373,360
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Skidmore College), Ser. A, 5.50%, 7/1/41	A1	3,000,000	3,095,820
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	1,180,000	1,273,078
(Manhattan Marymount College), 5.25%, 7/1/29	Baa2	2,000,000	2,003,900
(Highland Hosp. Rochester), 5.20%, 7/1/32	A2	1,000,000	1,002,900
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	40,151
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,798,025
(Teachers College), 5.00%, 7/1/42	A1	3,000,000	3,193,890
(St. Francis College), 5.00%, 10/1/40 (Prerefunded 10/1/20)	BBB/P	3,000,000	3,011,580
(Pratt Institute), 5.00%, 7/1/39	A2	2,750,000	3,172,235
(Pratt Institute), Ser. A, 5.00%, 7/1/39	A2	1,000,000	1,103,420
(St. John's U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,560,944
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	3,000,000	3,401,190
(NYU), Ser. A, 5.00%, 7/1/36	Aa2	1,000,000	1,245,580
(NYU), Ser. A, 5.00%, 7/1/35	Aa2	2,000,000	2,383,640
(Culinary Inst. of America), 5.00%, 7/1/34	Baa2	350,000	362,793
(Pratt Institute), Ser. A, 5.00%, 7/1/34	A2	1,000,000	1,112,320
(Teachers College), 5.00%, 7/1/34	A1	2,750,000	2,943,270
(NYU), Ser. A, 5.00%, 7/1/33	Aa2	1,000,000	1,261,820
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A	360,000	424,562
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/33	A3	5,000,000	5,717,700
(St. Francis College), 5.00%, 10/1/32 (Prerefunded 10/1/20)	BBB/P	2,360,000	2,369,110
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	20,073
(New School (The)), 5.00%, 7/1/31	A3	5,000,000	5,121,900
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A	1,000,000	1,194,630
(NYU Langone Hosp.), Ser. A, 4.00%, 7/1/53	A	2,000,000	2,249,100
(Montefiore Oblig. Group), Ser. A, 4.00%, 9/1/50	BBB	2,350,000	2,540,891
(Fordham University), 4.00%, 7/1/50	A2	11,000,000	12,534,830
(NYU Langone Hosp.), Ser. A, 4.00%, 7/1/50	A	2,000,000	2,260,240
(Montefiore Oblig. Group), Ser. A, 4.00%, 9/1/45	BBB	1,750,000	1,902,775
(Rochester Inst. of Tech.), Ser. A, 4.00%, 7/1/44	A1	5,770,000	6,646,636
(NYU), Ser. A, 4.00%, 7/1/35	Aa2	1,000,000	1,171,360
(NYU), Ser. A, 4.00%, 7/1/34	Aa2	1,195,000	1,406,957
NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.)
5.00%, 12/1/37	Baa3	4,300,000	4,952,482
5.00%, 12/1/36	Baa3	700,000	808,248
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. A, 5.25%, 3/15/37	Aa1	7,105,000	9,011,769
Ser. B, 5.00%, 2/15/41	Aa1	9,910,000	11,992,983
Ser. B, 5.00%, 2/15/41 (Prerefunded 8/15/27)	AAA/P	10,000	13,151
Ser. B-C, 5.00%, 2/15/41	Aa1	4,995,000	5,773,121
Ser. B-C, 5.00%, 2/15/41 (Prerefunded 2/15/25)	AAA/P	5,000	6,029
Ser. B, 5.00%, 2/15/39	Aa1	2,995,000	3,641,261
Ser. B, 5.00%, 2/15/39 (Prerefunded 8/15/27)	AAA/P	5,000	6,576
Ser. B-B, 5.00%, 2/15/34	Aa1	1,000,000	1,168,040
NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	Aa1	5,500,000	6,241,840
NY State Env. Fac. Corp. Rev. Bonds, (United Wtr. New Rochelle), Ser. A, 4.875%, 9/1/40	A	5,000,000	5,008,000
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst. Inc.), 2.75%, 9/1/50	B	550,000	554,884
NY State Hsg. Fin. Agcy. Rev. Bonds, (Affordable Hsg.), Ser. A, 5.00%, 11/1/42	Aa2	4,660,000	4,664,567
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5.00%, 3/15/44	A2	1,000,000	1,046,760
(1 World Trade Ctr. Port Auth.), 5.00%, 12/15/41	Aa3	7,500,000	7,842,450
(7 World Trade Ctr.), Class 1, 5.00%, 9/15/40	Aaa	4,815,000	5,080,788
(4 World Trade Ctr.), 5.00%, 11/15/31	A	2,500,000	2,620,150
(One Bryant Park, LLC), Class 3, 2.80%, 9/15/69	Baa2	5,500,000	5,290,670
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC)
Class 2, 5.15%, 11/15/34	BB/P	515,000	545,025
Class 1-3, 5.00%, 11/15/44	BB-/P	15,975,000	16,954,427
NY State Mtge. Agcy. Rev. Bonds, Ser. 189, 3.85%, 10/1/34	Aa1	1,190,000	1,241,158
NY State Pwr. Auth. Rev. Bonds, Ser. A
5.00%, 11/15/38	Aa1	2,000,000	2,109,200
4.00%, 11/15/60	Aa1	10,000,000	11,669,100
NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/46	A2	2,000,000	2,294,680
Ser. B, 4.00%, 1/1/50	A2	4,000,000	4,566,560
Ser. B, 4.00%, 1/1/41	A2	5,000,000	5,802,150
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa3	2,000,000	2,144,720
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	2,500,000	2,697,450
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/36	Baa3	5,000,000	5,400,400
(Delta Air Lines, Inc.-LaGuardia Arpt. Term. C&D), 5.00%, 1/1/34	Baa3	2,000,000	2,153,520
(Delta Air Lines, Inc.-LaGuardia Arpt. Term. C&D), 5.00%, 1/1/33	Baa3	2,500,000	2,726,200
(Delta Air Lines, Inc.-LaGuardia Arpt. Term. C&D), 5.00%, 1/1/32	Baa3	1,000,000	1,096,330
(Terminal One Group Assn.), 5.00%, 1/1/23	Baa3	1,500,000	1,600,425
NY State Urban Dev. Corp. Rev. Bonds
Ser. A, 5.00%, 3/15/42	Aa1	2,500,000	3,183,000
4.00%, 3/15/45	Aa1	3,000,000	3,498,330
NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds, (Group C), Ser. A , 5.00%, 3/15/38	Aa1	6,515,000	7,764,056
Oneida Cnty., Local Dev. Corp. Rev. Bonds, (Mohawk Valley Hlth. Syst.), Ser. A, AGM
4.00%, 12/1/49	AA	4,000,000	4,540,880
4.00%, 12/1/38	AA	1,250,000	1,466,013
4.00%, 12/1/37	AA	1,000,000	1,176,540
4.00%, 12/1/36	AA	1,250,000	1,475,700
4.00%, 12/1/35	AA	1,000,000	1,185,570
Onondaga Cnty., Resource Recvy. Agcy. Rev. Bonds, Ser. A, AGM, 5.00%, 5/1/29	AA	3,120,000	3,664,409
Onondaga Cnty., Trust For Cultural Resources Rev. Bonds, (Syracuse U.), 5.00%, 12/1/36 (Prerefunded 12/1/21)	Aa3	2,000,000	2,120,560
Onondaga, Civic Dev. Corp. Rev. Bonds, (Le Moyne College)
Ser. B, 5.00%, 7/1/35	Baa2	410,000	484,817
5.00%, 7/1/34	Baa2	445,000	491,204
Ser. B, 5.00%, 7/1/34	Baa2	285,000	338,480
Ser. B, 5.00%, 7/1/33	Baa2	305,000	363,444
5.00%, 7/1/32	Baa2	1,635,000	1,710,766
Ser. B, 5.00%, 7/1/32	Baa2	265,000	318,437
Ser. B, 4.00%, 7/1/39	Baa2	500,000	529,130
Ser. B, 4.00%, 7/1/38	Baa2	200,000	212,146
Ser. B, 4.00%, 7/1/37	Baa2	215,000	228,831
Ser. B, 4.00%, 7/1/36	Baa2	425,000	454,419
Oyster Bay, G.O. Bonds, (Pub. Impt.), 4.00%, 2/15/26	Baa1	3,000,000	3,399,060
Port Auth. of NY & NJ Rev. Bonds
Ser. 206, 5.00%, 11/15/42	Aa3	5,000,000	5,914,650
Ser. 194, 5.00%, 10/15/41	Aa3	5,450,000	6,360,368
Ser. 197, 5.00%, 11/15/34	Aa3	2,500,000	2,993,050
Ser. 185, 5.00%, 9/1/30	Aa3	2,000,000	2,297,060
Ser. 222, 4.00%, 7/15/40	Aa3	500,000	589,230
Ser. 217, 4.00%, 11/1/39	Aa3	3,250,000	3,799,705
Ser. 217, 4.00%, 11/1/38	Aa3	4,600,000	5,393,960
Ser. 217, 4.00%, 11/1/37	Aa3	3,800,000	4,470,016
Port Auth. of NY & NJ Special Oblig. Rev. Bonds, (John F. Kennedy Intl. Air Term.), 6.00%, 12/1/42	Baa1	3,500,000	3,542,805
Poughkeepsie City, G.O. Bonds
5.00%, 6/1/31	Ba1	600,000	631,602
5.00%, 6/1/25	Ba1	230,000	246,066
5.00%, 6/1/24	Ba1	460,000	486,386
5.00%, 6/1/23	Ba1	1,125,000	1,178,528
5.00%, 6/1/22	Ba1	1,070,000	1,105,214
Schenectady Cnty., Cap. Resource Corp. Rev. Bonds, (Union College), 5.00%, 7/1/32	A1	3,430,000	3,657,135
Southold, Local Dev. Corp. Rev. Bonds, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB-/F	2,250,000	2,349,473
St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds, (Clarkson U.), Ser. A
5.25%, 9/1/33	Baa1	1,050,000	1,090,719
5.00%, 9/1/41	Baa1	1,750,000	1,802,763
Suffolk Cnty., G.O. Bonds, Ser. B, AGM, 5.00%, 10/15/26	AA	4,000,000	4,967,560
Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds, (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40 (Prerefunded 12/1/20)	BBB-/F	1,225,000	1,241,991
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds, (Nissequogue Cogen. Partners Fac.), 5.50%, 1/1/23	BBB-/P	825,000	832,574
Tompkins Cnty., Dev. Corp. Rev. Bonds
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB+	2,570,000	2,671,412
(Ithaca College), 5.00%, 7/1/41	A2	715,000	846,667
(Ithaca College), 5.00%, 7/1/37	A2	250,000	299,003
(Ithaca College), 5.00%, 7/1/35	A2	150,000	180,569
(Ithaca College), 5.00%, 7/1/34	A2	150,000	181,191
Triborough Bridge & Tunnel Auth. Rev. Bonds
(MTA Bridges & Tunnels), Ser. A, 5.00%, 11/15/49	Aa3	6,000,000	7,594,860
Ser. A, 5.00%, 11/15/44	Aa3	2,340,000	2,642,398
Ser. A, 5.00%, 11/15/41	Aa3	3,750,000	4,414,013
Ser. B, 5.00%, 11/15/38	Aa3	1,000,000	1,209,120
Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,976,675
Ser. A, zero %, 11/15/30	A1	7,000,000	5,660,830
Triborough Bridge & Tunnel Auth. VRDN
Ser. F, 0.02%, 11/1/32	VMIG 1	3,875,000	3,875,000
Ser. B-2, 0.02%, 1/1/32	VMIG 1	5,590,000	5,590,000
Troy, Cap. Resource Corp. Rev. Bonds, (Rensselaer Polytechnic Inst.), Ser. A
5.00%, 9/1/39	A3	1,250,000	1,514,188
5.00%, 9/1/38	A3	1,300,000	1,579,643
5.00%, 9/1/37	A3	1,375,000	1,676,345
5.00%, 9/1/36	A3	1,500,000	1,835,280
5.00%, 9/1/35	A3	1,000,000	1,229,180
5.00%, 9/1/34	A3	2,250,000	2,778,818
5.00%, 9/1/32	A3	1,625,000	2,024,474
5.00%, 9/1/31	A3	1,500,000	1,883,505
5.00%, 9/1/30	A3	1,000,000	1,270,050
4.00%, 9/1/40	A3	1,375,000	1,515,113
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	BBB+	15,490,000	17,479,826
Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2 , 6.125%, 11/1/37	Baa2	380,000	383,253
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds, (Pace U.), Ser. A, 5.50%, 5/1/42	BBB-	4,405,000	4,779,689
Westchester Cnty., Local Dev. Corp. Rev. Bonds
(Purchase Hsg. Corp. II), 5.00%, 6/1/47	BBB	1,000,000	1,055,970
(Westchester Med. Ctr.), 5.00%, 11/1/46	Baa2	3,500,000	3,696,630
(Purchase Hsg. Corp. II), 5.00%, 6/1/42	BBB	1,235,000	1,312,064
Westchester Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	BBB+	1,250,000	1,444,963
Western Nassau Cnty., Wtr. Auth. Rev. Bonds, Ser. A, 5.00%, 4/1/40	A1	2,400,000	2,747,784
Yonkers, G.O. Bonds
Ser. A, AGM, 5.00%, 11/15/31	AA	2,200,000	2,662,770
Ser. E, AGM, 5.00%, 9/1/23	AA	3,135,000	3,528,756
Yonkers, Econ. Dev. Corp. Edl. Rev. Bonds, (Charter School of Edl. Excellence), Ser. A
5.00%, 10/15/54	BB/P	465,000	483,623
5.00%, 10/15/49	BB/P	640,000	668,070
5.00%, 10/15/39	BB/P	420,000	446,200

			980,979,811
Ohio (0.5%)
Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	4,500,000	5,322,420

			5,322,420
Puerto Rico (—%)
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Class 2, zero %, 8/1/47	BBB/P	1,548,906	426,476

			426,476

Total municipal bonds and notes (cost $961,828,736)			$1,015,839,067

UNITIZED TRUST (0.1%)(a)
	Shares	Value
CMS Liquidating Trust 144A(NON)(F)	600	$1,072,782

Total unitized trust (cost $1,816,443)		$1,072,782

SHORT-TERM INVESTMENTS (—%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 0.21%(AFF)	102,136	$102,136

Total short-term investments (cost $102,136)		$102,136
TOTAL INVESTMENTS

Total investments (cost $963,747,315)		$1,017,013,985

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$9,820,000	$15,036	$—	12/1/20	—	0.36% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$(15,036)
9,820,000	3,977	—	11/25/20	—	0.38% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	3,977

Upfront premium received		—	Unrealized appreciation			3,977

Upfront premium (paid)		—	Unrealized (depreciation)			(15,036)

Total		$—			Total	$(11,059)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2019 through August 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,008,613,518.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/20
	Short-term investments
	Putnam Short Term Investment Fund**	$5,808,982	$195,131,866	$200,838,712	$62,165	$102,136

	Total Short-term investments	$5,808,982	$195,131,866	$200,838,712	$62,165	$102,136
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $34,184,226 to cover tender option bonds and the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.09%, 0.16% and 0.24%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	18.0%
	Education	16.6
	Tax bonds	15.8
	Utilities	11.9
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $11,059 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities.
	At the close of the reporting period, the fund’s investments with a value of $27,905,452 were held by the TOB trust and served as collateral for $16,694,043 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $100,709 for these investments based on an average interest rate of 0.85%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,015,839,067	$—
Unitized trust	—	—	1,072,782
Short-term investments	102,136	—	—

Totals by level	$102,136	$1,015,839,067	$1,072,782
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$(11,059)	$—

Totals by level	$—	$(11,059)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$17,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com